Reverse Recapitalization - Summary of share listing expenses (Details) - EUR (€) € in Thousands		12 Months Ended
	Dec. 14, 2022	Dec. 31, 2022
Reverse Recapitalization
IFRS 2 Expense on the Closing Date	€ 74,540
PCAC
Reverse Recapitalization
Net assets	(24,661)
IFRS 2 Expense on the Closing Date	74,540	€ 74,540
PCAC | LGHL ordinary shares
Reverse Recapitalization
Value of shares issued	€ 99,201